CONDENSED STATEMENTS OF OPERATIONS (Q3) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2021
Operating Income (Loss) [Abstract]
General and administrative expenses	$ 5,000	$ 814,197	$ 1,262,915
Loss from operations	(5,000)	(814,197)	(1,262,915)
Other income (loss):
Change in fair value of warrant liabilities	0	2,469,841	10,835,067
Interest earned on marketable investments held in Trust Account	0	2,253	16,799
Total other income (loss), net	0	2,472,094	10,851,866
Net income (loss)	$ (5,000)	$ 1,657,897	$ 9,588,951
Class A Ordinary Shares [Member]
Other income (loss):
Basic weighted average shares outstanding (in shares)	0	17,250,000	17,250,000
Diluted weighted average shares outstanding (in shares)	0	17,250,000	17,250,000
Basic net income (loss) per share (in dollars per share)	$ 0	$ 0.08	$ 0.44
Diluted net income (loss) per share (in dollars per share)	$ 0	$ 0.08	$ 0.44
Class B Ordinary Shares [Member]
Other income (loss):
Basic weighted average shares outstanding (in shares)	3,750,000	4,312,500	4,312,500
Diluted weighted average shares outstanding (in shares)	3,750,000	4,312,500	4,312,500
Basic net income (loss) per share (in dollars per share)	$ 0	$ 0.08	$ 0.44
Diluted net income (loss) per share (in dollars per share)	$ 0	$ 0.08	$ 0.44